OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Other assets [Abstract]
Schedule of other assets

	As at December 31, 2022	As at December 31, 2021
Value added taxes receivable[1]	$218	$199
Other investments[2]	112	414
Notes receivable[3]	160	123
Norte Abierto JV Partner Receivable	149	150
Restricted cash[4]	151	147
Prepayments[5]	223	253
Derivative assets[6]	—	53
Other	115	170
	$1,128	$1,509
[1]Includes VAT and fuel tax receivables of $29 million in Argentina, $119 million in Tanzania and $70 million in Chile (Dec. 31, 2021: $47 million, $94 million and $58 million, respectively).
[2]Includes equity investments in other mining companies.
[3]Primarily represents the interest bearing promissory note due from NovaGold.
[4]Primarily represents the cash balance at Pueblo Viejo that is contractually restricted in respect of disbursements for environmental rehabilitation that are expected to occur near the end of Pueblo Viejo’s mine life.
[5]Primarily relates to prepaid royalties at Carlin and Pueblo Viejo.
6Reclassified to Other Current Assets and primarily consists of contingent consideration received as part of the sale of Massawa in 2020 and Lagunas Norte in 2021.